Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of tax expense

The tax expense comprises:

	Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD

Current Tax	2,193,861	1,430,641	2,619,402	368,935
Deferred Tax	151,473	724,480	—	—
Total	2,345,334	2,155,121	2,619,402	368,935

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2021	2022	2023
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	(26.45)%	10.69%	0.00%
Losses not deductible for income tax purposes	(0.81)%	31.12%	(35.50)%
Valuation allowance of deferred tax assets	2.16%	(67.26)%	8.97%
Different tax rate of subsidiary operation in other jurisdiction	(0.71)%	4.78%	(0.04)%
Additional payments for previous year's corporate income taxes			14.01%
Effective income tax rate	-0.81%	4.33%	12.44%

Schedule of principal components of the deferred income tax asset and liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Deferred tax assets:
Accrued expenses	—	—	—
Tax loss carry forward	36,182,919	28,747,826	4,049,047
Gross deferred tax assets	36,182,919	28,747,826	4,049,047
Valuation allowance	(36,182,919)	(28,747,826)	(4,049,047)
Net deferred tax assets	—	—	—

Schedule of movement of valuation allowance

Movement of the valuation allowance is as follows:

	As of December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Balance as of January 1	63,563,642	56,542,077	36,182,919	5,096,258
Additions (utilization)	(6,223,503)	6,799,359	(1,936,931)	(272,811)
Write-offs	(798,062)	(27,158,517)	(5,498,162)	(774,400)
Balance as of December 31	56,542,077	36,182,919	28,747,826	4,049,047